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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6536

           Van Kampen Trust For Investment Grade New Jersey Municipals
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS
PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (Unaudited)

PAR
AMOUNT
(000)      DESCRIPTION                            COUPON   MATURITY       VALUE
--------   ------------------------------------   ------   --------   ------------
           MUNICIPAL BONDS 176.5%
           NEW JERSEY 149.9%
$  1,500   Bayonne, NJ Redev Agy Royal
              Caribbean Proj, Ser A (AMT) .....    5.375%  11/01/35   $  1,282,275
   2,250   Bergen Cnty, NJ Util Auth Wtr
              Sys (AMBAC Insd) ................    5.000   12/15/31      2,274,750
   1,500   Burlington Cnty, NJ Brdg Cmnty
              Econ Dev Rev The Evergreens
              Proj ............................    5.625   01/01/38      1,328,745
   2,000   Camden Cnty, NJ Muni Util Auth
              Swr Rev Cap Apprec, Ser B
              (FGIC Insd) .....................      *     09/01/14      1,542,380
   2,500   Camden Cnty, NJ Muni Util Auth
              Swr Rev Cap Apprec, Ser B
              (FGIC Insd) .....................      *     09/01/15      1,825,350
   4,095   Camden, NJ (FSA Insd) ..............      *     02/15/11      3,781,200
   1,000   Colt's Neck Twp, NJ Brd Ed (FSA
              Insd) ...........................    5.000   02/01/21      1,070,790
   1,845   East Orange, NJ Brd Ed Ctf Part
              Cap Apprec (FSA Insd) ...........      *     08/01/19      1,102,517
   1,845   East Orange, NJ Brd Ed Ctf Part
              Cap Apprec (FSA Insd) ...........      *     02/01/25        789,642
   2,850   East Orange, NJ Brd Ed Ctf Part
              Cap Apprec (FSA Insd) ...........      *     02/01/28      1,021,810
   2,330   Edgewater, NJ Muni Util Auth Rev
              Swr Rfdg (MBIA Insd) (a)(b) .....      *     11/01/12      2,023,768
   1,020   Mantua Twp, NJ Sch Dist Rfdg
              (MBIA Insd) (b) .................    5.000   03/01/15      1,070,521
   6,500   Mercer Cnty, NJ Impt Auth Rev
              Cap Apprec Gtd Solid Waste
              Rfdg ............................      *     04/01/10      6,220,955
   7,055   Mercer Cnty, NJ Impt Auth Rev
              Cap Apprec Gtd Solid Waste
              Rfdg (b) ........................      *     04/01/12      6,221,169

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
           NEW JERSEY (CONTINUED)
$  1,000   Middlesex Cnty, NJ Impt Auth Rev
              Admin Bldg Residential Proj
              (FNMA Collateralized) (AMT) .....    5.350%  07/01/34   $    923,650
   1,000   Middlesex Cnty, NJ Impt Auth Rev
              Sr Heldrich Ctr Hotel, Ser A ....    5.000   01/01/32        814,080
   1,500   New Jersey Econ Dev Auth
              Middlesex Wtr Co Proj Rfdg
              (AMBAC Insd) (AMT) ..............    5.100   01/01/32      1,372,800
     500   New Jersey Econ Dev Auth Ret
              Cmnty Rev Seabrook Vlg Inc
              Fac Rfdg ........................    5.250   11/15/26        432,680
   2,000   New Jersey Econ Dev Auth Rev
              Cig Tax .........................    5.500   06/15/31      1,814,060
   1,000   New Jersey Econ Dev Auth Rev
              Cranes Mill Proj First Mtg, Ser
              A ...............................    6.000   07/01/38        975,530
   1,000   New Jersey Econ Dev Auth Rev
              First Mtg Winchester, Ser A .....    5.800   11/01/31        956,660
   2,000   New Jersey Econ Dev Auth Rev
              Kapkowski Rd Landfill Proj
              Rfdg ............................    5.750   10/01/21      1,887,000
   7,000   New Jersey Econ Dev Auth Rev
              Motor Vehicle, Ser A (BHAC
              Insd) (c) .......................    5.250   07/01/26      7,542,115
     525   New Jersey Econ Dev Auth Rev
              Newark Downtown Dist Mgmt
              Corp ............................    5.125   06/15/27        484,349
     700   New Jersey Econ Dev Auth Rev
              Newark Downtown Dist Mgmt
              Corp ............................    5.125   06/15/37        607,376
   7,000   New Jersey Econ Dev Auth Rev
              Sch Fac, Ser U (FSA Insd) (c) ...    5.000   09/01/32      7,106,470

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
           NEW JERSEY (CONTINUED)
$ 10,000   New Jersey Econ Dev Auth St
              Contract Econ Recovery (MBIA
              Insd) ...........................    5.900%  03/15/21   $ 11,386,200
   1,000   New Jersey Hlthcare Fac Fin Auth
              Rev Cap Hlth Sys Oblig Grp,
              Ser A ...........................    5.375   07/01/33        934,330
   1,500   New Jersey Hlthcare Fac Fin Auth
              Rev Children's Specialized
              Hosp, Ser A .....................    5.500   07/01/36      1,366,890
   1,590   New Jersey Hlthcare Fac Fin Auth
              Rev Gen Hosp Ctr at Passaic
              (FSA Insd) (a) ..................    6.500   07/01/11      1,705,911
   4,250   New Jersey Hlthcare Fac Fin Auth
              Rev Gen Hosp Ctr at Passaic
              (FSA Insd) (a) ..................    6.750   07/01/19      5,093,497
   2,500   New Jersey Hlthcare Fac Fin Auth
              Rev Hackensack Univ Med Ctr
              (AGL Insd) ......................    5.125   01/01/27      2,564,675
   2,000   New Jersey Hlthcare Fac Fin Auth
              Rev Meridian Hlth Conv, Ser I
              (AGL Insd) ......................    5.000   07/01/38      1,996,840
   1,000   New Jersey Hlthcare Fac Fin Auth
              Rev Palisades Med Ctr Oblig
              Grp (ACA Insd) ..................    5.250   07/01/28        861,430
     700   New Jersey Hlthcare Fac Fin Auth
              Rev Saint Joseph's Hlthcare
              Sys (d) .........................    6.625   07/01/38        667,226
     410   New Jersey Hlthcare Fac Fin Auth
              Rev Saint Mary Hosp (a) .........    5.875   07/01/12        435,965
   2,300   New Jersey Hlthcare Fac Fin Auth
              Rev Saint Peter's Univ Hosp
              Oblig ...........................    5.750   07/01/37      2,197,121

           NEW JERSEY (CONTINUED)
$  2,000   New Jersey Hlthcare Fac Fin Auth
              Rev South Jersey Hosp ...........    5.000%  07/01/36   $  1,872,940
   2,000   New Jersey Hlthcare Fac Fin Auth
              Rev South Jersey Hosp ...........    5.000   07/01/46      1,821,900
   2,000   New Jersey Hlthcare Fac Fin Auth
              Rev South Jersey Hosp
              (Prerefunded @ 7/01/12) .........    6.000   07/01/32      2,215,040
     175   New Jersey Hlthcare Fac Fin FHA
              Jersey City Med Ctr (AMBAC
              Insd) ...........................    4.800   08/01/21        175,663
   2,410   New Jersey Hlthcare Fac Fin Holy
              Name Hosp .......................    5.000   07/01/36      2,047,946
   1,000   New Jersey Hlthcare Fac
              Kennedy Hlth Sys ................    5.625   07/01/31      1,003,810
   1,000   New Jersey Hlthcare Fac Saint
              Clare's Hosp Inc Rfdg, Ser A
              (Radian Insd) (a) ...............    5.250   07/01/23        957,080
     725   New Jersey St Ed Fac Auth Rev
              Beth Medrash Govoha America,
              Ser G (b) .......................    5.875   07/01/12        747,511
   1,000   New Jersey St Ed Fac Auth Rev
              Beth Medrash Govoha America,
              Ser G ...........................    6.375   07/01/30      1,007,450
     500   New Jersey St Ed Fac Auth Rev
              Monmouth Univ, Ser D ............    5.125   07/01/24        478,725
     915   New Jersey St Ed Fac Auth Seton
              Hall Univ Proj Rfdg (AMBAC
              Insd) ...........................    5.000   07/01/18        926,383
   1,270   New Jersey St Hsg & Mtg Fin Agy
              Multi-Family Hsg Rev, Ser A
              (AMBAC Insd) (AMT) ..............    5.550   05/01/27      1,236,701

           NEW JERSEY (CONTINUED)
$  2,090   New Jersey St Hsg & Mtg Fin Agy
              Multi-Family Hsg Rev, Ser F
              (FSA Insd) (b) ..................    5.050%  05/01/13   $  2,189,484
   1,000   New Jersey St Hsg & Mtg Fin Agy
              Rev Single Family Hsg, Ser U
              (AMT) ...........................    5.000   10/01/37        865,420
     390   New Jersey St Tpk Auth Tpk Rev,
              Ser C (MBIA Insd) ...............    6.500   01/01/16        453,656
   1,880   New Jersey St Tpk Auth Tpk Rev,
              Ser C (MBIA Insd) (a) ...........    6.500   01/01/16      2,140,324
   1,095   North Bergen Twp, NJ (FSA Insd) ....      *     08/15/09      1,069,147
   1,000   North Hudson Swr Auth NJ Swr
              Rev Rfdg, Ser A (FGIC Insd) .....    5.250   08/01/16      1,061,420
   1,000   North Hudson Swr Auth NJ Swr
              Rev Rfdg, Ser A (FGIC Insd) .....    5.250   08/01/17      1,061,420
   5,000   Rahway Valley, NJ Swr Auth Swr
              Cap Apprec, Ser A (MBIA
              Insd) ...........................      *     09/01/32      1,340,950
     860   Rutgers St Univ of NJ Rfdg, Ser A ..    6.400   05/01/13        937,469
   1,300   Salem Cnty, NJ Impt Auth Rev
              City Gtd Fin Law St Office Bldg
              (FSA Insd) ......................    5.250   08/15/32      1,346,423
   3,500   Tobacco Settlement Fin Corp NJ
              (Prerefunded @ 6/01/12) .........    6.000   06/01/37      3,892,420
  15,000   Tobacco Settlement Fin Corp NJ,
              Ser 1A ..........................    5.000   06/01/41     10,764,000
   7,375   Union Cnty, NJ .....................    5.000   03/01/16      7,783,501
   1,655   Union Cnty, NJ Util Auth Sub
              Lease Ogden Martin, Ser A
              (AMBAC Insd) (AMT) ..............    5.350   06/01/23      1,616,472
   1,000   University Med & Dent, Ser A
              (MBIA Insd) .....................    5.000   09/01/17      1,021,670
                                                                      ------------
                                                                       137,717,652
                                                                      ------------

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
           NEW YORK 11.8%
$  5,000   Port Auth NY & NJ Cons 144th (c)....    5.000%  10/01/35   $  5,059,849
   3,700   Port Auth NY & NJ Cons
              152nd (c) .......................    5.000   11/01/28      3,616,824
   2,000   Port Auth NY & NJ Cons 85th
              (MBIA Insd) (b) .................    5.375   03/01/28      2,158,120
                                                                      ------------
                                                                        10,834,793
                                                                      ------------
           GUAM 2.9%
     215   Guam Govt, Ser A ...................    5.250   11/15/37        193,653
   1,230   Guam Intl Arpt Auth Gen, Ser B
              (MBIA Insd) .....................    5.250   10/01/20      1,256,789
   1,250   Guam Pwr Auth Rev, Ser A
              (AMBAC Insd) ....................    5.125   10/01/29      1,212,988
                                                                      ------------
                                                                         2,663,430
                                                                      ------------
           PUERTO RICO 8.5%
   2,000   Puerto Rico Comwlth Hwy & Tran
              Auth Hwy Rev Rfdg, Ser Y (FSA
              Insd) (c) .......................    6.250   07/01/21      2,281,870
     770   Puerto Rico Elec Pwr Auth Rev,
              Ser TT (c) ......................    5.000   07/01/32        742,705
   1,735   Puerto Rico Elec Pwr Auth Rev,
              Ser TT (c) ......................    5.000   07/01/37      1,673,497
   1,000   Puerto Rico Elec Pwr Auth Rev,
              Ser WW ..........................    5.000   07/01/28        983,860
   2,000   Puerto Rico Elec Pwr Auth Rev,
              Ser WW ..........................    5.500   07/01/21      2,070,220
      25   Puerto Rico Pub Bldg Auth Rev
              Govt Fac, Ser I (Comwth Gtd)
              (Prerefunded @ 7/01/14) .........    5.250   07/01/33         27,103
                                                                      ------------
                                                                         7,779,255
                                                                      ------------
           U.S. VIRGIN ISLANDS 3.4%
   2,000   Virgin Islands Pub Fin Auth Rev
              Gross Rcpt Taxes Ln Nt, Ser A ...    6.375   10/01/19      2,108,600

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
           U.S. VIRGIN ISLANDS (CONTINUED)
$  1,000   Virgin Islands Pub Fin Auth Rev
              Sr Lien Fd Ln Rfdg, Ser A (ACA
              Insd) ...........................    5.625%  10/01/25   $    996,100
                                                                      ------------
                                                                         3,104,700
                                                                      ------------
TOTAL LONG-TERM INVESTMENTS 176.5%
  (Cost $162,496,715) .........................                       $162,099,830
                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS 1.9%
   (Cost $1,800,000) ..........................                          1,800,000
                                                                      ------------
TOTAL INVESTMENTS 178.4%
   (Cost $164,296,715) ........................                        163,899,830
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
   RELATED TO SECURITIES HELD (22.2%)
   (Cost ($20,400,000))
 (20,400)  Notes with interest rates ranging
              from 2.23% to 2.74% at July 31,
              2008 and contractual maturities
              of collateral ranging from 2021
              to 2037 (e) .....................                        (20,400,000)
                                                                      ------------
TOTAL NET INVESTMENTS 156.2%
   (Cost $143,896,715)                                                 143,499,830
OTHER ASSETS IN EXCESS OF LIABILITES 0.5% .....                            445,425
PREFERRED SHARES (INCLUDING ACCRUED
    DISTRIBUTIONS) (56.7%) ....................                        (52,094,887)
                                                                      ------------
NET ASSETS APPLICABLE TO COMMON SHARES
   100.0% .....................................                       $ 91,850,368
                                                                      ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Escrowed to Maturity

(b)  The Trust owns 100% of the outstanding bond issuance.

(c)  Underlying security related to Inverse Floaters entered into by the Trust.

(d)  Security purchased on a when-issued or delayed delivery basis.

(e) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2008.

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ACA - American Capital Access

AGL - Assured Guaranty Ltd.

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp.

Comwth - Commonwealth of Puerto Rico

FGIC - Financial Guaranty Insurance Co.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Inc.

MBIA - Municipal Bond Investors Assurance Corp.

Radian - Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New Jersey Municipals


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008